Consolidated Statements of Changes in Equity (USD $) In Thousands, except Share data	Total	Preferred Stock	Common Stock	Other Comprehensive Loss	Additional Paid-in Capital	(Accumulated deficit)
Balance value at Dec. 31, 2011	$ 238,849	$ 0	$ 4	$ 0	$ 255,849	$ (17,004)
Balance, shares at Dec. 31, 2011		4,540	40,517,413
Dividend paid/declared	(9,747)				(9,747)
Net income/ (loss)	(3,798)					(3,798)
Other Comprehensive loss	0
Balance value at Dec. 31, 2012	225,304	0	4	0	246,102	(20,802)
Balance, shares at Dec. 31, 2012		4,540	40,517,413
Issuance of common shares, value	307,542		9		307,533
Issuance of common shares, number of shares			94,097,529
Issuance of restricted shares / Stock- based compensation, value	1,089				1,089
Issuance of restricted shares, number of shares			2,100,000
Dividend paid/declared	(24,521)				(24,521)
Net income/ (loss)	(58,592)					(58,592)
Other Comprehensive loss	0
Balance value at Dec. 31, 2013	450,822	0	13	0	530,203	(79,394)
Balance, shares at Dec. 31, 2013		4,540	136,714,942
Issuance of common shares, value	54,289		2		54,287
Issuance of common shares, number of shares			14,950,000
Issuance of restricted shares / Stock- based compensation, value	5,254				5,254
Dividend paid/declared	(32,619)				(32,619)
Net income/ (loss)	13,047					13,047
Other Comprehensive loss	(3,542)			(3,542)
Balance value at Dec. 31, 2014	$ 487,251	$ 0	$ 15	$ (3,542)	$ 557,125	$ (66,347)
Balance, shares at Dec. 31, 2014		4,540	151,664,942